Balance Sheet Components (Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Abstract]
Legal and professional accruals, including litigation accruals	$ 81.8	$ 145.8
Payroll and employee benefit plan accruals	282.6	288.8
Accrued sales allowances	581.3	281.1
Accrued interest	63.8	68.5
Fair value of financial instruments	52.2	74.3
Other	372.4	538.1
Other current liabilities	$ 1,434.1	$ 1,396.6